Receivables (Tables)	6 Months Ended
Jun. 30, 2018
Receivables [Abstract]
Summary of Financing Receivables

A summary of financing receivables as of June 30, 2018 and December 31, 2017 is as follows:

	June 30, 2018	December 31, 2017
	(in millions)
Retail	$9,076	$9,725
Wholesale	9,804	10,001
Other	77	69
Total	$18,957	$19,795

Summary of Aging of Receivables

The aging of financing receivables as of June 30, 2018 and December 31, 2017 is as follows (in millions):

	June 30, 2018
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$21	$8	$—	$29	$6,330	$6,359	$15	$6,374
EMEA	2	2	9	13	231	244	20	264
LATAM	48	1	—	49	1,652	1,701	19	1,720
APAC	1	—	1	2	716	718	—	718
Total Retail	$72	$11	$10	$93	$8,929	$9,022	$54	$9,076
Wholesale
NAFTA	$—	$—	$—	$—	$3,563	$3,563	$25	$3,588
EMEA	17	11	3	31	5,014	5,045	—	5,045
LATAM	—	—	—	—	513	513	—	513
APAC	3	—	—	3	655	658	—	658
Total Wholesale	$20	$11	$3	$34	$9,745	$9,779	$25	$9,804

	December 31, 2017
	30-59 Days Past Due	60-90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Performing	Non- Performing	Total
Retail
NAFTA	$26	$9	$—	$35	$6,671	$6,706	$25	$6,731
EMEA	3	4	4	11	261	272	—	272
LATAM	8	—	—	8	1,851	1,859	40	1,899
APAC	—	—	—	—	823	823	—	823
Total Retail	$37	$13	$4	$54	$9,606	$9,660	$65	$9,725
Wholesale
NAFTA	$—	$—	$—	$—	$3,651	$3,651	$41	$3,692
EMEA	23	12	4	39	5,061	5,100	9	5,109
LATAM	—	—	—	—	613	613	—	613
APAC	4	—	—	4	583	587	—	587
Total Wholesale	$27	$12	$4	$43	$9,908	$9,951	$50	$10,001

Allowance for Credit Losses Activity

Allowance for credit losses activity for the three and six months ended June 30, 2018 and 2017 is as follows:

	Three Months Ended June 30, 2018
	Retail	Wholesale	Other	Total
Opening balance	$394	$202	$—	$596
Provision	5	4	—	9
Charge-offs, net of recoveries	(26)	—	—	(26)
Foreign currency translation and other	(24)	(13)	—	(37)
Ending balance	$349	$193	$—	$542

	Six Months Ended June 30, 2018
	Retail	Wholesale	Other	Total
Opening Balance	$383	$200	$—	$583
Provision	25	3	—	28
Charge-offs, net of recoveries	(40)	(1)	—	(41)
Foreign Currency Translation and Other	(19)	(9)	—	(28)
Ending Balance	349	193	—	542
Ending Balance: Individually Evaluated for Impairment	231	161	—	392
Ending Balance: Collectively Evaluated for Impairment	118	32	—	150
Receivables:
Ending Balance	9,076	9,804	77	18,957
Ending Balance: Individually Evaluated for Impairment	338	327	—	665
Ending Balance: Collectively Evaluated for Impairment	$8,738	$9,477	$77	$18,292

	Three Months Ended June 30, 2017
	Retail	Wholesale	Other	Total
Opening balance	$371	$209	$—	$580
Provision	16	1	—	17
Charge-offs, net of recoveries	(23)	(3)	—	(26)
Foreign currency translation and other	8	18	—	26
Ending balance	$372	$225	$—	$597

	Six Months Ended June 30, 2017
	Retail	Wholesale	Other	Total
Opening balance	$374	$200	$—	$574
Provision	29	7	—	36
Charge-offs, net of recoveries	(42)	(5)	—	(47)
Foreign currency translation and other	11	23	—	34
Ending balance	372	225	—	597
Ending balance: Individually evaluated for impairment	195	172	—	367
Ending balance: Collectively evaluated for impairment	177	53	—	230
Receivables:
Ending balance	9,617	9,208	65	18,890
Ending balance: Individually evaluated for impairment	358	496	—	854
Ending balance: Collectively evaluated for impairment	$9,259	$8,712	$65	$18,036

Allowance for credit losses activity for the year ended December 31, 2017 is as follows:

	December 31, 2017
	Retail	Wholesale	Other	Total
Opening balance	$374	$200	$—	$574
Provision	72	11	—	83
Charge-offs, net of recoveries	(103)	(15)	—	(118)
Foreign currency translation and other	40	4	—	44
Ending balance	383	200	—	583
Ending balance: Individually evaluated for impairment	212	164	—	376
Ending balance: Collectively evaluated for impairment	171	36	—	207
Receivables:
Ending balance	9,725	10,001	69	19,795
Ending balance: Individually evaluated for impairment	347	540	—	887
Ending balance: Collectively evaluated for impairment	$9,378	$9,461	$69	$18,908

Summary of Financing Receivable Impairment

Financing receivables are considered impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms. Receivables reviewed for impairment generally include those that are either past due, have provided bankruptcy notification, or require significant collection efforts. Impaired receivables are generally classified as non-performing.

	June 30, 2018				December 31, 2017
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Investment
	(in millions)
With an allowance recorded
Retail
NAFTA	$32	$30	$16	$33	$39	$37	$18	$41
EMEA	$266	$266	$191	$278	$260	$260	$170	$277
LATAM	$35	$35	$21	$39	$45	$45	$22	$32
APAC	$5	$5	$3	$4	$3	$3	$2	$2
Wholesale
NAFTA	$30	$29	$4	$40	$44	$44	$3	$49
EMEA	$264	$264	$132	$265	$457	$457	$134	$443
LATAM	$25	$16	$19	$27	$30	$17	$21	$28
APAC	$8	$8	$6	$9	$9	$9	$6	$4
Total
Retail	$338	$336	$231	$354	$347	$345	$212	$352
Wholesale	$327	$317	$161	$341	$540	$527	$164	$524

Carrying Amount of Restricted Assets Included In Financing Receivables

At June 30, 2018 and December 31, 2017, the carrying amount of such restricted assets included in financing receivables above are the following (in millions):

	Restricted Receivables
	June 30, 2018	December 31, 2017
Retail note and finance lease receivables	$6,488	$6,833
Wholesale receivables	7,388	7,156
Total	$13,876	$13,989